UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:  BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

             Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.6%
Corporate — 9.8%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$86,565
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,649,408
New Jersey EDA, RB, AMT Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	5,160	5,728,632
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,700,490
Series B, 5.60%, 11/01/34	1,275	1,434,056

		11,599,151
County/City/Special District/School District — 29.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,630	5,650,043
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,198,675
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	1,990	2,029,760
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,854,490
5.50%, 10/01/29	2,630	3,397,986
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,208,340
5.38%, 1/01/44	2,400	2,641,272
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	775	878,594
County of Middlesex New Jersey, Refunding, COPS, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,000	1,206,890

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	$890	$985,577
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,415,518
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	860	973,658
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	5,985,250
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,038,900

		34,464,953
Education — 26.3%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	185	187,153
Leap Academy Charter School, Series A, 6.20%, 10/01/44	140	141,422
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,659,390
The Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,681,882
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (c):
5.63%, 8/01/34	415	424,603
5.88%, 8/01/44	290	297,346
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	2,070	2,133,984
Montclair State University, Series J, 5.25%, 7/01/38	580	632,310
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D, 5.00%, 7/01/18 (d)	785	870,793
College of New Jersey, Series D, 5.00%, 7/01/35	2,445	2,657,666
Georgian Court University, Series D, 5.00%, 7/01/33	250	262,250

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Kean University, Series A, 5.50%, 9/01/36	$2,060	$2,321,641
Montclaire State University, Series A, 5.00%, 7/01/44	4,570	5,028,325
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	739,233
Ramapo College, Series B, 5.00%, 7/01/42	265	286,730
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,450	1,771,871
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,055	2,264,980
Series 1A, 5.00%, 12/01/25	390	411,485
Series 1A, 5.00%, 12/01/26	255	268,484
Series 1A, 5.25%, 12/01/32	500	537,365
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,000	1,109,110
5.00%, 7/01/42	500	547,980
5.00%, 7/01/45	1,345	1,471,094
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	3,145	3,502,178

		31,209,275
Health — 10.0%
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.25%, 1/01/44	430	438,987
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (d)	1,790	1,877,943
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	710	750,442
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	860,415
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,377,425

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	$900	$1,068,651
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,234,145
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,740	1,788,441
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	669,593
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,605	1,832,958

		11,899,000
Housing — 5.4%
County of Middlesex New Jersey Improvement Authority, RB, Administration Building Residential Project, AMT (Fannie Mae), 5.35%, 7/01/34	1,400	1,420,076
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,246,667
S/F Housing, Series AA, 6.38%, 10/01/28	345	358,145
S/F Housing, Series AA, 6.50%, 10/01/38	245	254,045
S/F Housing, Series CC, 5.00%, 10/01/34	870	905,705
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,226,020

		6,410,658
State — 15.3%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (e)	6,000	4,409,760
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,581,953

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	$1,935	$2,205,184
School Facilities Construction (AGC), 5.50%, 12/15/34	1,065	1,172,096
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	810	862,699
(AGM), 5.00%, 6/15/22	2,940	3,359,479
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,449,851
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	628,764
State of New Jersey, GO, Various Purposes, 5.00%, 6/01/28	1,280	1,455,194

		18,124,980
Transportation — 39.9%
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	85	87,689
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,539,404
Series D, 5.00%, 1/01/40	800	889,760
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	5,000	5,331,200
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	4,075	4,501,897
Series A, 5.00%, 1/01/43	500	550,805
Series E, 5.25%, 1/01/40	1,970	2,164,340
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	4,000	1,734,960
Transportation Program, Series AA, 5.00%, 6/15/38	3,100	3,156,358
Transportation System, 6.00%, 12/15/38	945	1,035,144
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,565,205
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,910,219
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,121,760

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A (AGC), 5.50%, 12/15/38	$1,000	$1,092,310
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,405,883
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,029,280
Series 8, 6.00%, 12/01/42	1,430	1,657,613
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,935,080
166th Series, 5.25%, 7/15/36	4,000	4,564,880

		47,273,787
Utilities — 0.9%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	2,000	1,032,760
Total Municipal Bonds – 136.6%		162,014,564

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 25.4%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	5,710	6,223,900
Education — 1.4%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	1,499	1,667,915
State — 5.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	987	1,154,748
6.00%, 12/15/34	2,013	2,269,482

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (g)	$2,787	$2,894,406

		6,318,636
Transportation — 13.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	4,700	5,192,372
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,094,700
Series B, 5.25%, 6/15/36 (g)	2,501	2,592,721
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,495	3,790,327
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,210,575

		15,880,695
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.4%		30,091,146
Total Long-Term Investments (Cost — $180,393,564) — 162.0%		192,105,710

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (h)(i)	703,695	$703,695
Total Short-Term Securities (Cost — $703,695) — 0.6%		703,695
Total Investments (Cost — $181,097,259*) — 162.6%		192,809,405
Other Assets Less Liabilities — 1.8%		2,206,213
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(17,308,755)
VMTP Shares, at Liquidation Value — (49.8)%		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$118,606,863

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$163,990,655

Gross unrealized appreciation	$13,885,391
Gross unrealized depreciation	(2,367,923)

Net unrealized appreciation	$11,517,468

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020, is $7,519,842.

(h)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF New Jersey Municipal Money Fund	1,096,513	(392,818)	703,695	$14

(i)	Represents the current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(7)	5-Year U.S. Treasury Note	December 2015	$ 838,414	10,054
(14)	10-Year U.S. Treasury Note	December 2015	$1,787,625	$29,515
(6)	Long U.S. Treasury Bond	December 2015	$ 938,625	20,284
(1)	U.S. Ultra Bond	December 2015	$ 159,750	3,561
Total				$63,414

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments1[1]	—	$192,105,710	—	$192,105,710
Short-Term Securities	$703,695	—	—	703,695

Total	$703,695	$192,105,710	—	$192,809,405

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$63,414	—	—	$63,414
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$49,750	—	—	$49,750
Liabilities:
TOB Trust Certificates	—	$(17,301,282)	—	(17,301,282)
VMTP Shares	—	(59,100,000)	—	(59,100,000)

Total	$49,750	$(76,401,282)	—	$(76,351,532)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Income Trust

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New Jersey Municipal Income Trust

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New Jersey Municipal Income Trust

Date: December 22, 2015